Leasing - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 254,218
2026	181,336
2027	160,629
2028	112,900
2029	13,005
Total minimum lease payments	722,088
Less: Interest	(48,606)
Present value of lease obligations	673,482	$ 627,068
Less: Current portion	231,978	187,214
Non - current portion of lease obligations	$ 441,504	$ 439,854